Note 19 - Trade receivables, net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 19 - Trade receivables, net
Current accounts	$ 1,937,512	$ 1,923,620
Receivables from related parties	42,915	32,012
Current trade receivables, gross	1,980,427	1,955,632
Allowance for doubtful accounts, see note 25 (i)	(59,587)	(48,125)
Current trade receivables	$ 1,920,840	$ 1,907,507